SHAREHOLDERS’ EQUITY	12 Months Ended
Jun. 30, 2025
Equity [Abstract]
SHAREHOLDERS’ EQUITY

Note 14 — SHAREHOLDERS’ EQUITY

Gamehaus was established under the laws of the Cayman Islands on July 20, 2023. The authorized share capital of the Company is $100,000 divided into 900,000,000 shares of par value $0.0001 each, including 900,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares. As of June 30, 2025, 37,971,245 Class A ordinary shares were issued and outstanding and 15,598,113 Class B ordinary shares were issued and outstanding, respectively. As of June 30, 2024, 34,401,887 Class A ordinary shares were issued and outstanding and 15,598,113 Class B ordinary shares were issued and outstanding, respectively. The shares are presented on a retroactive basis to reflect the reverse recapitalization that is discussed in Note 1.

Reverse recapitalization

On January 24, 2025, Gamehaus consummated the business combination with Golden Star and Gamehaus Inc., following the approval at an extraordinary general meeting of Golden Star’s shareholders on January 20, 2025. As a result of the business combination, (i) Gamehaus Inc. became a direct, wholly owned subsidiary of Gamehaus, and (ii) Golden Star became a direct, wholly owned subsidiary of Gamehaus, with the outstanding securities of Gamehaus Inc. and Golden Star being converted into the right to receive securities of Gamehaus.

Gamehaus Inc. was determined to be the accounting acquirer, as it effectively controlled the combined entity following the transaction. The transaction did not qualify as a business combination under ASC 805, because Golden Star did not meet the definition of a business. The transaction was accounted for as a reverse recapitalization. The pre-combination net liabilities of Golden Star were primarily non-operating liabilities. Under reverse recapitalization accounting, the assets and liabilities of Golden Star were recorded at their historical cost. Gamehaus Inc. was determined as the accounting acquirer and the historical financial statements of Gamehaus Inc. became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. Golden Star’s net asset of negative $2,565,640 were recorded in additional paid-in capital in the consolidated statements of changes in shareholders’ equity for the year ended June 30, 2025.

Additional paid-in capital converted from offering cost

In addition, there were offering cost incurred for public offering, which were settled by cash of $2,685,519 of Gamehaus Inc. The amounts were recorded in additional paid-in capital in the consolidated statements of changes in shareholders’ equity for the year ended June 30, 2025.